Share-Based Payments - Summary Movement of Share Options Under the Gold Fields Limited 2012 Share Plan (Detail) - Performance Shares [Member] - Gold Fields Limited 2012 Share Plan Amended [Member] - shares
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of movements in share options [Line Items]
Outstanding at beginning of the year	8,138,472	0
Granted	11,744,152	8,196,037
Exercised and released	(34,827)	0
Forfeited	(1,568,667)	(57,565)
Outstanding at end of the year	18,279,130	8,138,472